Financial instruments - Maturity analysis for financial liabilities (Details) - CAD ($) $ in Thousands	Sep. 30, 2021	Sep. 30, 2020
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	$ 891,374	$ 814,119
Accrued compensation and employee-related liabilities	1,084,014	884,619
Borrowings	3,401,656	3,587,095
Clients’ funds obligations	591,101	720,322
Financial liabilities	6,793,366	6,947,475
Accounts payable and accrued liabilities, contractual cash flows	891,374	814,119
Accrued compensation and employee related liabilities, contractual cash flows	1,084,014	884,619
Clients' funds obligations, contractual cash flows	591,101	720,322
Financial liabilities, contractual cash flows	7,241,384	7,224,958
Senior U.S. unsecured notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings	888,307	1,211,965
Borrowings, contractual cash flows	955,768	1,325,791
2021 U.S. Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings	1,253,226
Borrowings, contractual cash flows	1,439,360
2021 CAD Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings	595,331
Borrowings, contractual cash flows	688,269
Unsecured committed term loan credit facility
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings	633,623	2,330,288
Borrowings, contractual cash flows	649,498	2,400,927
Lease liabilities
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Lease liabilities	776,940	876,370
Lease liabilities, undiscounted cash flows	877,498	1,002,493
Other long-term debt
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings	31,169	44,842
Borrowings, contractual cash flows	32,071	45,221
Cash flow hedges of future revenue
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities	2,601	6,694
Derivative financial liabilities, contractual cash flows	163,162	290,661
Derivative financial assets, contractual cash flows	(171,282)	(299,279)
Cross-currency swaps
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities	45,680	57,595
Derivative financial liabilities, contractual cash flows	1,128,791	1,272,197
Derivative financial assets, contractual cash flows	(1,088,240)	(1,232,774)
Non deliverable forwards
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities		661
Derivative financial liabilities, contractual cash flows		661
Less than one year
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities, contractual cash flows	891,374	814,119
Accrued compensation and employee related liabilities, contractual cash flows	1,084,014	884,619
Clients' funds obligations, contractual cash flows	591,101	720,322
Financial liabilities, contractual cash flows	3,230,686	3,027,517
Less than one year | Senior U.S. unsecured notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	410,738	321,089
Less than one year | 2021 U.S. Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	22,690
Less than one year | 2021 CAD Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	12,669
Less than one year | Unsecured committed term loan credit facility
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	7,043	35,869
Less than one year | Lease liabilities
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Lease liabilities, undiscounted cash flows	192,750	207,617
Less than one year | Other long-term debt
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	13,133	38,240
Less than one year | Cash flow hedges of future revenue
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	55,039	108,478
Derivative financial assets, contractual cash flows	(55,756)	(107,621)
Less than one year | Cross-currency swaps
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	91,667	315,839
Derivative financial assets, contractual cash flows	(85,776)	(311,715)
Less than one year | Non deliverable forwards
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows		661
Between one and three years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities, contractual cash flows	0	0
Accrued compensation and employee related liabilities, contractual cash flows	0	0
Clients' funds obligations, contractual cash flows	0	0
Financial liabilities, contractual cash flows	1,623,134	2,546,666
Between one and three years | Senior U.S. unsecured notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	545,030	519,605
Between one and three years | 2021 U.S. Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	45,380
Between one and three years | 2021 CAD Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	25,200
Between one and three years | Unsecured committed term loan credit facility
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	642,455	1,696,940
Between one and three years | Lease liabilities
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Lease liabilities, undiscounted cash flows	318,993	325,964
Between one and three years | Other long-term debt
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	18,337	5,387
Between one and three years | Cash flow hedges of future revenue
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	103,373	163,183
Derivative financial assets, contractual cash flows	(110,294)	(169,846)
Between one and three years | Cross-currency swaps
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	1,037,124	168,458
Derivative financial assets, contractual cash flows	(1,002,464)	(163,025)
Between one and three years | Non deliverable forwards
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows		0
Between three and five years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities, contractual cash flows	0	0
Accrued compensation and employee related liabilities, contractual cash flows	0	0
Clients' funds obligations, contractual cash flows	0	0
Financial liabilities, contractual cash flows	1,011,846	1,411,727
Between three and five years | Senior U.S. unsecured notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	0	485,097
Between three and five years | 2021 U.S. Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	805,940
Between three and five years | 2021 CAD Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	25,200
Between three and five years | Unsecured committed term loan credit facility
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	0	668,118
Between three and five years | Lease liabilities
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Lease liabilities, undiscounted cash flows	180,593	229,871
Between three and five years | Other long-term debt
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	595	1,587
Between three and five years | Cash flow hedges of future revenue
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	4,750	19,000
Derivative financial assets, contractual cash flows	(5,232)	(21,812)
Between three and five years | Cross-currency swaps
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	0	787,900
Derivative financial assets, contractual cash flows	0	(758,034)
Between three and five years | Non deliverable forwards
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows		0
Beyond five years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities, contractual cash flows	0	0
Accrued compensation and employee related liabilities, contractual cash flows	0	0
Clients' funds obligations, contractual cash flows	0	0
Financial liabilities, contractual cash flows	1,375,718	239,048
Beyond five years | Senior U.S. unsecured notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	0	0
Beyond five years | 2021 U.S. Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	565,350
Beyond five years | 2021 CAD Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	625,200
Beyond five years | Unsecured committed term loan credit facility
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	0	0
Beyond five years | Lease liabilities
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Lease liabilities, undiscounted cash flows	185,162	239,041
Beyond five years | Other long-term debt
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	6	7
Beyond five years | Cash flow hedges of future revenue
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	0	0
Derivative financial assets, contractual cash flows	0	0
Beyond five years | Cross-currency swaps
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	0	0
Derivative financial assets, contractual cash flows	$ 0	0
Beyond five years | Non deliverable forwards
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows		$ 0